Business combinations - Acquisition Related Costs (Details) £ in Thousands	12 Months Ended
Jun. 30, 2021 GBP (£)
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 278
Legal and professional fees | Comtrade CDS
Disclosure of detailed information about business combination [line items]
Acquisition related costs	1,550
Legal and professional fees | FIVE
Disclosure of detailed information about business combination [line items]
Acquisition related costs	716
Legal and professional fees | Levvel LLC
Disclosure of detailed information about business combination [line items]
Acquisition related costs	1,074
Legal and professional fees | Exozet GmbH
Disclosure of detailed information about business combination [line items]
Acquisition related costs	620
Legal and professional fees | Intuitus Limited
Disclosure of detailed information about business combination [line items]
Acquisition related costs	208
Stamp duty | Intuitus Limited
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 70